Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 71,510	$ 41,124
Short-term investments	323,256	332,205
Receivables:
Trade	280,279	243,786
Due from affiliates	126,616	75,771
Other	81,255	48,557
Gross receivable	488,150	368,114
Allowance for doubtful accounts	(10,941)	(8,170)
Net receivables	477,209	359,944
Inventories	644,930	533,761
Deferred income taxes	23,203	18,393
Deferred costs		84,141
Other current assets	91,934	115,844
Total current assets	1,632,042	1,485,412
Investments in and advances to affiliates	364,840	331,322
Net property, plant and equipment	796,822	701,131
Notes receivable from affiliate	110,903	90,109
Goodwill	40,628	40,628
Intangible assets, net	19,496	19,746
Other assets	41,997	65,738
Total Assets	3,006,728	2,734,086
Current liabilities:
Notes payable to banks	16,219	78,729
Current maturities of long-term debt	40,885	1,697
Accounts payable	151,869	146,265
Accrued compensation and benefits	114,323	102,003
Deferred revenue	29,147	122,344
Deferred revenue from affiliates	27,806	38,719
Accrued voyage costs	46,399	39,515
Accrued commodity inventory	54,357	34,099
Other accrued liabilities	80,404	74,824
Total current liabilities	561,409	638,195
Long-term debt, less current maturities	116,367	91,407
Deferred income taxes	66,300	75,695
Accrued pension liability	106,673	78,817
Other liabilities and deferred credits	76,512	71,723
Total non-current liabilities	365,852	317,642
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,210,597 and 1,215,879 shares	1,211	1,216
Accumulated other comprehensive loss	(156,065)	(123,907)
Retained earnings	2,233,778	1,897,897
Total Seaboard stockholders' equity	2,078,924	1,775,206
Noncontrolling interests	543	3,043
Total equity	2,079,467	1,778,249
Total Liabilities and Stockholders' Equity	$ 3,006,728	$ 2,734,086